Employee Benefits Expenses (Including Directors' Emoluments) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Employee Benefits Expense

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Wages, salaries, bonus and termination costs	$1,096	$1,145	$919
Staff meals	55	57	46
Pension costs - defined contribution plan	38	40	35
Share-based compensation, net of amount capitalized(i)	13	14	15
Other employee benefit expenses	36	36	35
	$1,238	$1,292	$1,050

(i)Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2018, 2019 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.

Directors' Emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2018
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,337	1,494	117	667	4,615
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(v)	117	—	—	—	—	117
	$927	$2,337	$1,494	$117	$667	$5,542

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2019
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,350	1,502	117	618	4,587
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
	$810	$2,350	$1,502	$117	$618	$5,397

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2020
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,724	—	136	2,832	5,692
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	200	—	—	—	—	200
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,060	$2,724	$—	$136	$2,832	$6,752

(i)The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)Other benefits mainly include the share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of the share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
(iii)Sheldon Gary Adelson took a medical leave of absence from his positions as the Chairman, Chief Executive Officer and the Chairman of the Nomination Committee of the Company and was re-designated as a Non-Executive Director of the Company, in each case, with effect from January 7, 2021. Mr. Adelson passed away in the United States on January 11, 2021.
(iv)Robert Glen Goldstein was appointed as the Acting Chairman, Acting Chief Executive Officer, the Acting Chairman of the Nomination Committee, and was re-designated as an Executive Director of the Company, in each case, with effect from January 7, 2021. Subsequently he was appointed as the Chairman of the Board, the Chief Executive Officer and the Chairman of the Nomination Committee of the Company, in each case, with effect from January 27, 2021.
(v)Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.

Emoluments for Non-Director Highest Paid Individuals	The emoluments of the remaining four individuals for the three years ended December 31, 2020, are as follows:

	Year ended December 31,
	2018	2019	2020
	(US$ in thousands)
Basic salaries, allowances and benefits in kind	$4,100	$4,720	$6,530
Discretionary bonus	2,551	3,858	—
Share-based compensation(i)	1,396	781	2,846
Pension costs	191	219	206
	$8,238	$9,578	$9,582

(i)The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.

Number of Non-Director Highest Paid Individuals
The emoluments of the above mentioned individuals fall within the following bands:

		Year ended December 31,
		2018	2019	2020
Range in HK$	Range in US$ equivalent	(Number of individuals)
10,500,001 – 11,000,000	1,354,000 – 1,419,000	—	—	1
13,000,001 – 13,500,000	1,677,000 – 1,741,000	1	—	—
13,500,001 – 14,000,000	1,741,000 – 1,806,000	—	—	1
15,500,001 – 16,000,000	1,999,000 – 2,064,000	1	—	—
16,000,001 – 16,500,000	2,064,000 – 2,128,000	1	2	—
17,500,001 – 18,000,000	2,257,000 – 2,322,000	—	1	1
19,000,001 – 19,500,000	2,451,000 – 2,515,000	1	—	—
24,500,001 – 25,000,000	3,160,000 – 3,225,000	—	1	—
32,000,001 – 32,500,000	4,128,000 – 4,192,000	—	—	1
		4	4	4